Accumulated Other Comprehensive Income (Loss) [Text Block] (Tables)	12 Months Ended
Mar. 31, 2014
Changes In Accumulated OCI, Net Of Tax And Net Of Noncontrolling Interests [Table Text Block]

	2012	2013	2014
	(in millions)
Accumulated other comprehensive income (loss), net of taxes:
Net unrealized gains on investment securities:
Balance at beginning of fiscal year	¥308,071	¥482,434	¥1,106,316
Net change during the fiscal year	174,363	623,882	166,407

Balance at end of fiscal year	¥482,434	¥1,106,316	¥1,272,723

Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
Balance at beginning of fiscal year	¥(1,690)	¥(1,253)	¥2,170
Net change during the fiscal year	437	3,423	(361)

Balance at end of fiscal year	¥(1,253)	¥2,170	¥1,809

Defined benefit plans:
Balance at beginning of fiscal year	¥(307,711)	¥(401,923)	¥(322,537)
Net change during the fiscal year	(94,212)	79,386	116,201

Balance at end of fiscal year	¥(401,923)	¥(322,537)	¥(206,336)

Foreign currency translation adjustments:
Balance at beginning of fiscal year	¥(627,331)	¥(675,658)	¥(211,602)
Net change during the fiscal year	(48,327)	464,056	501,088

Balance at end of fiscal year	¥(675,658)	¥(211,602)	¥289,486

Balance at end of fiscal year	¥(596,400)	¥574,347	¥1,357,682

Before Tax And Net Of Tax Changes In Each Component Of Accumulated OCI [Table Text Block]

	2012			2013			2014
	Before tax	Tax (expense) or benefit	Net of tax	Before tax	Tax (expense) or benefit	Net of tax	Before tax	Tax (expense) or benefit	Net of tax
	(in millions)
Net unrealized gains (losses) on investment securities:
Net unrealized gains on investment securities	¥296,347	¥(118,638)	¥177,709	¥1,108,665	¥(390,387)	¥718,278	¥453,494	¥(178,200)	¥275,294
Reclassification adjustment for gains included in net income before attribution of noncontrolling interests	(4,511)	1,641	(2,870)	(143,664)	53,856	(89,808)	(215,553)	81,778	(133,775)

Net change	291,836	(116,997)	174,839	965,001	(336,531)	628,470	237,941	(96,422)	141,519
Net unrealized gains (losses) on investment securities attributable to noncontrolling interests			476			4,588			(24,888)

Net unrealized gains on investment securities attributable to Mitsubishi UFJ Financial Group			174,363			623,882			166,407

Net unrealized gains (losses) on derivatives qualifying for cash flow hedges:
Net unrealized gains (losses) on derivatives qualifying for cash flow hedges	(178)	99	(79)	6,850	(2,693)	4,157	3,615	(1,419)	2,196
Reclassification adjustment for losses (gains) included in net income before attribution of noncontrolling interests	850	(334)	516	(1,210)	476	(734)	(4,211)	1,654	(2,557)

Net change	672	(235)	437	5,640	(2,217)	3,423	(596)	235	(361)
Net unrealized gains on derivatives qualifying for cash flow hedges attributable to noncontrolling interests			—			—			—

Net unrealized gains (losses) on derivatives qualifying for cash flow hedges attributable to Mitsubishi UFJ Financial Group			437			3,423			(361)

	2012			2013			2014
	Before tax	Tax (expense) or benefit	Net of tax	Before tax	Tax (expense) or benefit	Net of tax	Before tax	Tax (expense) or benefit	Net of tax
	(in millions)
Defined benefit plans:
Defined benefit plans	(189,916)	77,992	(111,924)	81,568	(27,506)	54,062	122,644	(45,709)	76,935
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	29,128	(11,419)	17,709	41,642	(15,707)	25,935	64,519	(23,806)	40,713

Net change	(160,788)	66,573	(94,215)	123,210	(43,213)	79,997	187,163	(69,515)	117,648
Defined benefit plans attributable to noncontrolling interests			(3)			611			1,447

Defined benefit plans attributable to Mitsubishi UFJ Financial Group			(94,212)			79,386			116,201

Foreign currency translation adjustments:
Foreign currency translation adjustments	(68,269)	(1,528)	(69,797)	437,485	406	437,891	557,941	(50,516)	507,425
Reclassification adjustment for losses included in net income before attribution of noncontrolling interests	31,956	(11,702)	20,254	48,311	(18,943)	29,368	1,603	(898)	705

Net change	(36,313)	(13,230)	(49,543)	485,796	(18,537)	467,259	559,544	(51,414)	508,130
Foreign currency translation adjustments attributable to noncontrolling interests			(1,216)			3,203			7,042

Foreign currency translation adjustments attributable to Mitsubishi UFJ Financial Group			(48,327)			464,056			501,088

Other comprehensive income attributable to Mitsubishi UFJ Financial Group			¥32,261			¥1,170,747			¥783,335

Reclassification Of Significant Items Out Of Accumulated OCI [Table Text Block]

Details of Accumulated OCI components	Amount reclassified out of Accumulated OCI		Line items in the consolidated statements of income
	(in millions)
Net unrealized losses (gains) on investment securities
Net gains on sales and redemptions of securities available-for-sale	¥(218,150)		Investment securities gains—net
Impairment losses on investment securities	2,622		Investment securities gains—net
Other	(25)

	(215,553)		Total before tax
	81,778		Income tax expense

	¥(133,775)		Net of tax

Net unrealized losses (gains) on derivatives qualifying for cash flow hedges
Interest rate contracts	¥(4,289)		Interest income on Loans, including fees
Other	78

	(4,211)		Total before tax
	1,654		Income tax expense

	¥(2,557)		Net of tax

Defined benefit plans
Net actuarial loss	¥34,525	(1)
Prior service cost	(11,705	)(1)
Loss on settlements and curtailment, and other	41,699	(1)

	64,519		Total before tax
	(23,806)		Income tax expense

	¥40,713		Net of tax

Foreign currency translation adjustments	¥1,603		Other non-interest expenses

	1,603		Total before tax
	(898)		Income tax expense

	¥705		Net of tax

Total reclassifications for the period	¥(153,642)		Total before tax
	58,728		Income tax expense

	¥(94,914)		Net of tax

Note:

(1)	These Accumulated OCI components are included in the computation of net periodic benefit cost. See Note 13 for more information.